Income Tax (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax (Textual)
Israeli corporate income tax rate		26.50%	26.50%	25.00%
Deferred tax asset		$ 950
Corporate income tax percentage		25.00%
Withholding income tax percentage		15.00%
Income tax rate reduced on preferred income generated percentage		16.00%
Subsequent event [Member]
Income Tax (Textual)
Israeli corporate income tax rate	25.00%